Note 8 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
Stock options outstanding	2,137,499
Restricted stock units outstanding	11,500
Shares available for grant under equity incentive plan	883,001
Common shares issuable under outstanding common stock purchase warrants	6,556,468
9,588,468